PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment
	December 31,
	2012	2013
Cost:
Computers and peripheral equipment	$3,745	$4,220
Office furniture and equipment	670	796
Leasehold improvements	618	677

	5,033	5,693

Accumulated depreciation	3,511	4,316

Property and equipment, net	$1,522	$1,377